Capital surplus	12 Months Ended
Dec. 31, 2025
Capital surplus [Abstract]
Capital surplus
22.
Capital surplus

Pursuant to the ROC Company Act, any capital surplus arising from paid-in capital in excess of par value on issuance of ordinary shares and donations can be used to cover accumulated deficits or to issue new shares or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficits. Furthermore, the ROC Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above may not exceed 10% of the paid-in capital each year. The capital surplus may not be used to cover accumulated deficits unless the surplus reserve is insufficient.

	2023
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,290	6,055,773
December 31	6,043,483	12,290	6,055,773

	2024
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,290	6,055,773
December 31	6,043,483	12,290	6,055,773

	2025
	Share premium	Treasury shares transaction	Employee share options	Others	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	6,043,483	—	—	12,290	6,055,773
Cancellation of treasury shares	(188,782)	(36,956)	—	—	(225,738)
Share-based payments	—	—	37,342	—	37,342
Treasury shares transfer to employees	—	36,956	(37,342)	—	(386)
December 31	5,854,701	—	—	12,290	5,866,991